IFRS 7 - Disclosure - Credit Risk - Summary of Breakdown of Our Standardized Credit Risk Exposures by Risk-weight Category (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1,095,621	$ 1,022,941
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	60,219	49,937
Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,704	8,179
Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,169	8,137
Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,066	1,298
Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,086	3,030
Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,089	8,042
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	30,114	$ 28,686
0% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,248
0% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,248
1–20% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,401
1–20% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	598
1–20% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	945
1–20% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	715
1–20% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,143
21–50% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,294
21–50% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	308
21–50% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	39
21–50% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,947
51–75% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,240
51–75% risk weight category [member] | Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9
51–75% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	298
51–75% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,933
76–100% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,516
76–100% risk weight category [member] | Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,396
76–100% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	959
76–100% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	30
76–100% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	119
76–100% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12
101–150% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	415
101–150% risk weight category [member] | Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	299
101–150% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	56
101–150% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	52
101–150% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7
101–150% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1